CASH AND RESTRICTED CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND RESTRICTED CASH EQUIVALENTS
Cash And Restricted Cash Equivalents
	December 31, 2021	December 31, 2020	December 31, 2019
Cash	$579,508	$7,608,149	$3,017,704
Restricted cash equivalents	34,500	34,500	34,500
	614,008	7,642,649	3,052,204